Other income/(expenses), net - Disclosure of other income (expenses) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Research and development tax credit	€ 3,610	€ 4,955
Grant income	1,822	9,946
Gain/(loss) on disposal of fixed assets and intangible assets, net	48	(73)
Gain/(loss) from revaluation of lease agreements	723	64
Taxes, duties, fees, charges, other than income tax	(171)	(353)
Miscellaneous income/(expenses), net	324	(525)
OTHER INCOME AND EXPENSES, NET	€ 6,357	€ 14,015